UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2016

EMC-QTLY-0516
1.926210.105

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount(a)	Value
Argentina - 3.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		$387,030	$411,413
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		175,506	180,552
Banco Hipotecario SA 9.75% 11/30/20 (b)		165,000	175,725
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	37,538
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	170,255
Pan American Energy LLC 7.875% 5/7/21 (b)		305,000	302,560
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		42,500	42,075
9.625% 5/14/20 (b)		802,841	822,912
YPF SA:
8.5% 3/23/21 (b)		115,000	115,144
8.5% 7/28/25 (b)		260,000	253,370
8.75% 4/4/24 (b)		835,000	826,650
8.875% 12/19/18 (b)		250,000	259,500

TOTAL ARGENTINA			3,597,694

Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		245,000	245,233
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		400,000	351,029

TOTAL AZERBAIJAN			596,262

Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd. 5.625% 4/29/20 (b)		650,000	641,112
Bangladesh - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		600,000	621,000
Bermuda - 0.1%
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	168,000
Brazil - 0.6%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		170,000	168,513
5.75% 9/26/23 (b)		260,000	250,562
6.369% 6/16/18 (b)		200,000	206,296

TOTAL BRAZIL			625,371

British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	1,330,000	343,999
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		600,000	540,000

TOTAL BRITISH VIRGIN ISLANDS			883,999

Canada - 0.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		465,000	415,013
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		1,245,000	211,650
Sino-Forest Corp. 6.25% 10/21/17 (b)(c)		420,000	0

TOTAL CANADA			626,663

Cayman Islands - 0.4%
Vale Overseas Ltd.:
4.375% 1/11/22		260,000	221,325
4.625% 9/15/20		190,000	175,275

TOTAL CAYMAN ISLANDS			396,600

Chile - 0.1%
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)		100,000	104,656
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23(b)		200,000	192,600
Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		400,000	412,880
7.75% 7/5/17 (Reg. S)		200,000	206,440
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		200,000	200,080

TOTAL GEORGIA			819,400

Indonesia - 1.6%
PT Pertamina Persero:
4.3% 5/20/23 (b)		200,000	195,087
4.875% 5/3/22 (b)		200,000	203,157
5.25% 5/23/21 (b)		235,000	245,989
5.625% 5/20/43 (b)		200,000	176,147
5.625% 5/20/43 (Reg. S)		400,000	352,295
6% 5/3/42 (b)		200,000	182,563
6.5% 5/27/41 (b)		400,000	390,138

TOTAL INDONESIA			1,745,376

Ireland - 2.5%
EDC Finance Ltd. 4.875% 4/17/20 (b)		600,000	561,630
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		400,000	396,174
MTS International Funding Ltd. 8.625% 6/22/20 (b)		650,000	739,414
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		920,000	984,418

TOTAL IRELAND			2,681,636

Kazakhstan - 0.6%
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)		100,000	109,025
Zhaikmunai International BV 7.125% 11/13/19 (b)		730,000	578,671

TOTAL KAZAKHSTAN			687,696

Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	106,858
Luxembourg - 3.9%
EVRAZ Group SA:
6.5% 4/22/20 (b)		200,000	191,952
9.5% 4/24/18 (Reg. S)		650,000	693,115
MHP SA 8.25% 4/2/20 (b)		200,000	175,540
Millicom International Cellular SA 6.625% 10/15/21 (b)		400,000	402,500
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		240,000	256,315
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		575,000	499,531
5.875% 3/1/18		715,000	686,257
6.875% 1/20/40		895,000	644,400
SB Capital SA 5.5% 2/26/24 (b)(d)		450,000	408,879
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	194,500

TOTAL LUXEMBOURG			4,152,989

Mexico - 7.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	358,236
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	198,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		245,000	246,838
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,350,000	1,296,000
6.625% 6/15/38		25,000	23,688
Petroleos Mexicanos:
3.5% 1/30/23		310,000	280,938
4.875% 1/18/24		290,000	284,273
5.5% 2/4/19 (b)		350,000	366,625
5.5% 1/21/21		255,000	264,563
5.5% 6/27/44		750,000	623,175
6.375% 2/4/21 (b)		170,000	181,305
6.375% 1/23/45		830,000	769,410
6.5% 6/2/41		1,400,000	1,318,100
6.625% (b)(e)		1,355,000	1,229,663
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	384,000

TOTAL MEXICO			7,824,814

Netherlands - 2.8%
GTB Finance BV 6% 11/8/18 (b)		800,000	735,080
HSBK BV:
7.25% 5/3/17 (b)		400,000	405,850
7.25% 5/3/17 (Reg. S)		100,000	101,463
Metinvest BV 10.5% 11/28/17 (b)		1,015,032	456,967
Nord Gold NV 6.375% 5/7/18 (b)		200,000	206,189
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	339,700
Petrobras Global Finance BV:
2.762% 1/15/19 (d)		70,000	56,882
3% 1/15/19		655,000	562,923
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	7,000,000	100,376

TOTAL NETHERLANDS			2,965,430

Nigeria - 0.8%
Zenith Bank PLC 6.25% 4/22/19 (b)		900,000	812,988
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	233,550
Turkey - 0.4%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	419,273
United Kingdom - 0.6%
Afren PLC:
6.625% 12/9/20 (b)(c)		195,167	390
10.25% 4/8/19 (Reg. S) (c)		585,502	1,171
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		150,000	132,000
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		600,000	402,120
10.375% 4/7/19 (b)		150,000	100,530

TOTAL UNITED KINGDOM			636,211

United States of America - 0.4%
CEMEX Finance LLC 9.375% 10/12/22 (b)		200,000	220,000
Southern Copper Corp. 7.5% 7/27/35		250,000	261,284

TOTAL UNITED STATES OF AMERICA			481,284

Venezuela - 3.7%
Petroleos de Venezuela SA:
5.375% 4/12/27		475,000	150,765
5.5% 4/12/37		165,000	52,388
6% 5/16/24 (b)		820,000	250,100
6% 11/15/26 (b)		775,000	239,088
8.5% 11/2/17 (b)		4,446,667	2,356,733
8.5% 11/2/17 (Reg. S)		160,000	84,800
9% 11/17/21 (Reg. S)		240,000	89,100
9.75% 5/17/35 (b)		1,200,000	456,000
12.75% 2/17/22 (b)		645,000	293,798

TOTAL VENEZUELA			3,972,772

TOTAL NONCONVERTIBLE BONDS
(Cost $40,934,032)			35,994,234

Government Obligations - 56.5%
Argentina - 7.2%
Argentine Republic:
7% 4/17/17		3,670,000	3,703,438
8.28% 12/31/33 (c)		946,376	1,130,919
8.75% 6/2/17 (c)		655,000	774,538
Buenos Aires Province:
9.375% 9/14/18 (b)		325,000	338,000
10.875% 1/26/21 (Reg. S)		1,100,000	1,190,750
Provincia de Cordoba 12.375% 8/17/17 (b)		550,000	578,875

TOTAL ARGENTINA			7,716,520

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		600,000	593,004
7.15% 3/26/25 (b)		200,000	196,880

TOTAL ARMENIA			789,884

Belarus - 1.0%
Belarus Republic 8.95% 1/26/18		1,010,000	1,050,400
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		800,000	734,000
5.625% 1/7/41		1,240,000	1,069,500
6% 4/7/26		330,000	334,950
7.125% 1/20/37		1,100,000	1,111,000
8.25% 1/20/34		1,415,000	1,581,263

TOTAL BRAZIL			4,830,713

Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	2,061,000,000	575,265
5% 6/15/45		200,000	186,000
5.625% 2/26/44		200,000	199,000
6.125% 1/18/41		115,000	120,750
7.375% 9/18/37		275,000	325,188
10.375% 1/28/33		525,000	746,813

TOTAL COLOMBIA			2,153,016

Congo - 0.7%
Congo Republic 4% 6/30/29 (f)		1,074,260	779,375
Costa Rica - 0.5%
Costa Rican Republic:
7% 4/4/44 (b)		400,000	361,000
7.158% 3/12/45 (b)		200,000	181,000

TOTAL COSTA RICA			542,000

Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	211,023
6% 1/26/24 (b)		400,000	435,296
6.375% 3/24/21 (b)		450,000	491,625
6.625% 7/14/20 (b)		175,000	192,238
6.75% 11/5/19 (b)		200,000	219,428

TOTAL CROATIA			1,549,610

Dominican Republic - 2.5%
Dominican Republic:
1.4674% 8/30/24 (d)		1,000,000	991,000
5.5% 1/27/25 (b)		180,000	180,000
6.85% 1/27/45 (b)		355,000	351,450
6.875% 1/29/26 (b)		250,000	265,625
7.45% 4/30/44 (b)		455,000	477,750
7.5% 5/6/21 (b)		325,000	354,250

TOTAL DOMINICAN REPUBLIC			2,620,075

El Salvador - 0.2%
El Salvador Republic 7.65% 6/15/35 (Reg. S)		215,000	188,125
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (b)		200,000	215,500
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		116,000	129,912
5.75% 11/22/23		231,000	263,109
7.625% 3/29/41		376,000	532,416

TOTAL HUNGARY			925,437

Indonesia - 4.3%
Indonesian Republic:
3.375% 4/15/23 (b)		200,000	195,388
4.75% 1/8/26 (b)		200,000	209,821
4.875% 5/5/21 (b)		300,000	323,011
5.25% 1/17/42 (b)		200,000	200,977
5.375% 10/17/23		200,000	219,402
5.95% 1/8/46 (b)		200,000	221,660
6.625% 2/17/37 (b)		375,000	434,744
6.75% 1/15/44 (b)		400,000	483,490
7.75% 1/17/38 (b)		855,000	1,099,677
8.5% 10/12/35 (Reg. S)		775,000	1,049,403
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		200,000	200,240

TOTAL INDONESIA			4,637,813

Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	721,350
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		1,025,000	945,563
Kazakhstan - 0.4%
Kazakhstan Republic:
5.125% 7/21/25 (b)		230,000	236,843
6.5% 7/21/45 (b)		200,000	207,700

TOTAL KAZAKHSTAN			444,543

Lebanon - 1.0%
Lebanese Republic:
4% 12/31/17		316,000	313,235
5.15% 11/12/18		250,000	248,363
5.45% 11/28/19		330,000	324,179
6.375% 3/9/20		230,000	231,716

TOTAL LEBANON			1,117,493

Mexico - 2.5%
United Mexican States:
4% 10/2/23		262,000	274,445
4.6% 1/23/46		200,000	195,000
4.75% 3/8/44		569,000	567,578
5.55% 1/21/45		150,000	166,125
6.05% 1/11/40		654,000	766,815
6.5% 6/10/21	MXN	5,510,000	334,920
6.75% 9/27/34		250,000	321,875

TOTAL MEXICO			2,626,758

Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		446,250	433,978
Nigeria - 0.4%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		250	12,067
Republic of Nigeria 5.125% 7/12/18 (b)		400,000	396,000

TOTAL NIGERIA			408,067

Pakistan - 0.8%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		640,000	673,008
8.25% 4/15/24 (b)		200,000	212,422

TOTAL PAKISTAN			885,430

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		120,000	153,000
8.875% 9/30/27		75,000	107,438
9.375% 4/1/29		120,000	178,800

TOTAL PANAMA			439,238

Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (f)		380,000	380,000
8.75% 11/21/33		180,000	265,950

TOTAL PERU			645,950

Philippines - 0.8%
Philippine Republic:
7.75% 1/14/31		270,000	410,531
9.5% 2/2/30		255,000	430,761

TOTAL PHILIPPINES			841,292

Romania - 0.4%
Romanian Republic:
4.375% 8/22/23 (b)		198,000	210,516
6.125% 1/22/44 (b)		160,000	195,220

TOTAL ROMANIA			405,736

Russia - 4.9%
Russian Federation:
4.5% 4/4/22 (b)		200,000	204,888
4.875% 9/16/23 (b)		600,000	626,622
5% 4/29/20 (b)		300,000	314,970
5.875% 9/16/43 (b)		1,000,000	1,031,850
7.5% 3/31/30 (Reg. S)		413,525	504,738
12.75% 6/24/28 (Reg. S)		1,565,000	2,596,022

TOTAL RUSSIA			5,279,090

Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	203,064
5.875% 12/3/18 (b)		200,000	209,156
6.75% 11/1/24 (b)		285,792	295,151
6.75% 11/1/24 (Reg. S)		77,241	79,771
7.25% 9/28/21 (b)		200,000	223,500

TOTAL SERBIA			1,010,642

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	196,025
6.25% 10/4/20 (b)		275,000	272,319
6.25% 7/27/21 (b)		250,000	243,846

TOTAL SRI LANKA			712,190

Turkey - 6.0%
Turkish Republic:
3.25% 3/23/23		200,000	188,500
5.125% 3/25/22		220,000	231,262
5.625% 3/30/21		425,000	458,534
6.25% 9/26/22		405,000	450,360
6.75% 5/30/40		400,000	469,040
6.875% 3/17/36		795,000	938,401
7% 3/11/19		100,000	110,650
7% 6/5/20		230,000	260,323
7.25% 3/5/38		545,000	671,876
7.375% 2/5/25		760,000	910,860
7.5% 11/7/19		530,000	604,341
8% 2/14/34		250,000	326,880
9.4% 7/8/20	TRY	770,000	271,350
11.875% 1/15/30		315,000	536,010

TOTAL TURKEY			6,428,387

Ukraine - 1.5%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)(c)		80,000	63,739
Ukraine Government:
0% 5/31/40 (b)(d)		353,000	115,389
7.75% 9/1/19 (b)		100,000	94,095
7.75% 9/1/20 (b)		543,000	509,307
7.75% 9/1/21 (b)		231,000	213,846
7.75% 9/1/22 (b)		231,000	211,365
7.75% 9/1/23 (b)		231,000	208,963
7.75% 9/1/24 (b)		113,000	101,016
7.75% 9/1/27 (b)		100,000	88,255

TOTAL UKRAINE			1,605,975

United States of America - 4.2%
U.S. Treasury Notes 1.375% 4/30/20		4,468,000	4,515,459
Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		365,000	467,199
Venezuela - 1.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	23,200
9.25% 9/15/27		1,295,000	518,000
11.95% 8/5/31 (Reg. S)		720,000	284,400
12.75% 8/23/22		495,000	212,850
13.625% 8/15/18		95,000	57,665

TOTAL VENEZUELA			1,096,115

Vietnam - 1.4%
Vietnamese Socialist Republic:
4% 3/12/28 (f)		1,077,667	1,054,766
6.75% 1/29/20 (b)		405,000	448,793

TOTAL VIETNAM			1,503,559

TOTAL GOVERNMENT OBLIGATIONS
(Cost $59,801,932)			60,532,482

Sovereign Loan Participations - 0.5%
Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.56% 12/14/19 (d)		444,444	435,556
Mizuho 1.5625% 12/14/19 (d)		124,138	121,655
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $553,028)			557,211

Preferred Securities - 1.4%
Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (e)		460,000	392,303
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (b)(e)		200,000	119,123
Cayman Islands - 0.9%
Banco Do Brasil SA 9% (b)(d)(e)		200,000	143,964
CSN Islands XII Corp. 7% (Reg. S) (e)		550,000	215,442
Odebrecht Finance Ltd. 7.5% (b)(e)		1,450,000	617,269

TOTAL CAYMAN ISLANDS			976,675

TOTAL PREFERRED SECURITIES
(Cost $2,564,226)			1,488,101
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.39% (i)
(Cost $6,096,098)		6,096,098	6,096,098
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $109,949,316)			104,668,126
NET OTHER ASSETS (LIABILITIES) - 2.3%			2,452,799
NET ASSETS - 100%			$107,120,925

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,307,685 or 39.5% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,561
Total	$6,561

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$35,994,234	$--	$35,994,234	$--
Government Obligations	60,532,482	--	60,065,543	466,939
Sovereign Loan Participations	557,211	--	--	557,211
Preferred Securities	1,488,101	--	1,488,101	--
Money Market Funds	6,096,098	6,096,098	--	--
Total Investments in Securities:	$104,668,126	$6,096,098	$97,547,878	$1,024,150

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $108,815,205. Net unrealized depreciation aggregated $4,147,079, of which $4,321,177 related to appreciated investment securities and $8,468,256 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016